PREPAID LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2014
PREPAID LAND USE RIGHTS [Abstract]
Schedule of Land Use Rights, Net
	At December 31,
	2013	2014
	$	$

Prepaid land use rights, cost	30,086,477	25,627,478
Less: Accumulated amortization	(2,201,737)	(2,252,352)

Prepaid land use rights, net	27,884,740	23,375,126